June 30, 2002	• Pacific Select Fund • Pacific Select Variable Annuity Separate Account of Pacific Life Insurance Company

Semi-Annual
    Reports

PACIFIC SELECT

PACIFIC SELECT FUND

Chairman’s Letter	A-1

Performance Discussion	A-2

Schedules of Investments and Notes	B-1

Financial Statements:

Statements of Assets and Liabilities	C-1

Statements of Operations	C-5

Statements of Changes in Net Assets	C-9

Financial Highlights	D-1

Notes to Financial Statements	E-1

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2002 (Unaudited)
(In thousands)

	Blue Chip Variable Account	Aggressive Growth Variable Account	Emerging Markets Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	I-Net Tollkeeper Variable Account	Financial Services Variable Account

ASSETS

Investments:

Blue Chip Portfolio	$89,421

Aggressive Growth Portfolio		$4,485

Emerging Markets Portfolio			$38,297

Diversified Research Portfolio				$23,634

Small-Cap Equity Portfolio					$46,309

International Large-Cap Portfolio						$79,081

I-Net Tollkeeper Portfolio							$4,336

Financial Services Portfolio								$6,639

Receivables:

Due from Pacific Life Insurance Company	—	—	—	—	—	—	—	5

Fund shares redeemed	14	58	112	762	167	27	5	—

Total Assets	89,435	4,543	38,409	24,396	46,476	79,108	4,341	6,644

LIABILITIES

Payables:

Due to Pacific Life Insurance Company	14	58	112	762	167	27	5	—

Fund shares purchased	—	—	—	—	—	—	—	5

Total Liabilities	14	58	112	762	167	27	5	5

NET ASSETS	$89,421	$4,485	$38,297	$23,634	$46,309	$79,081	$4,336	$6,639

Shares Owned in each Portfolio	13,231	626	5,976	2,685	2,893	13,010	1,517	748

Cost of Investments	$121,247	$4,853	$41,627	$27,785	$51,407	$99,970	$10,001	$6,866

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2002 (Unaudited)
(In thousands)

	Health Sciences Variable Account	Technology Variable Account	Telecom- munications Variable Account	Multi- Strategy Variable Account	Large-Cap Core Variable Account (1)	Strategic Value Variable Account	Growth LT Variable Account	Focused 30 Variable Account

ASSETS

Investments:

Health Sciences Portfolio	$7,606

Technology Portfolio		$3,556

Telecommunications Portfolio			$859

Multi-Strategy Portfolio				$132,704

Large-Cap Core Portfolio (1)					$258,475

Strategic Value Portfolio						$10,439

Growth LT Portfolio							$386,762

Focused 30 Portfolio								$5,470

Receivables:

Due from Pacific Life Insurance Company	—	1	—	—	—	—	—	—

Fund shares redeemed	9	—	—	735	357	309	851	1

Total Assets	7,615	3,557	859	133,439	258,832	10,748	387,613	5,471

LIABILITIES

Payables:

Due to Pacific Life Insurance Company	9	—	—	735	357	309	851	1

Fund shares purchased	—	1	—	—	—	—	—	—

Total Liabilities	9	1	—	735	357	309	851	1

NET ASSETS	$7,606	$3,556	$859	$132,704	$258,475	$10,439	$386,762	$5,470

Shares Owned in each Portfolio	959	910	285	10,078	15,155	1,293	27,145	938

Cost of Investments	$7,789	$5,089	$1,481	$138,906	$273,767	$11,717	$419,421	$7,534

(1) Formerly named Equity Income Variable Account and Equity Income Portfolio.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2002 (Unaudited)
(In thousands)

	Mid-Cap Value Variable Account	International Value Variable Account	Capital Opportunities Variable Account	Mid-Cap Growth Variable Account	Global Growth Variable Account	Equity Index Variable Account	Small-Cap Index Variable Account	Real Estate Variable Account (1)

ASSETS

Investments:

Mid-Cap Value Portfolio	$118,703

International Value Portfolio		$279,070

Capital Opportunities Portfolio			$22,133

Mid-Cap Growth Portfolio				$8,033

Global Growth Portfolio					$3,155

Equity Index Portfolio						$337,339

Small-Cap Index Portfolio							$49,922

Real Estate Portfolio (1)								$55,822

Receivables:

Due from Pacific Life Insurance Company	—	583	—	349	—	—	317	27

Fund shares redeemed	661	—	15	—	13	633	—	—

Total Assets	119,364	279,653	22,148	8,382	3,168	337,972	50,239	55,849

LIABILITIES

Payables:

Due to Pacific Life Insurance Company	661	—	15	—	13	633	—	—

Fund shares purchased	—	583	—	349	—	—	317	27

Total Liabilities	661	583	15	349	13	633	317	27

NET ASSETS	$118,703	$279,070	$22,133	$8,033	$3,155	$337,339	$49,922	$55,822

Shares Owned in each Portfolio	9,252	22,553	3,240	1,643	406	14,288	5,101	4,041

Cost of Investments	$109,198	$314,867	$30,976	$12,540	$3,465	$278,604	$52,184	$46,156

(1) Formerly named REIT Variable Account and REIT Portfolio.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2002 (Unaudited)
(In thousands)

	Inflation Managed Variable Account	Managed Bond Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Income Variable Account	Research Variable Account	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account

ASSETS

Investments:

Inflation Managed Portfolio	$150,849

Managed Bond Portfolio		$425,628

Money Market Portfolio			$200,684

High Yield Bond Portfolio				$109,845

Equity Income Portfolio					$11,778

Research Portfolio						$216

Equity Portfolio							$103,527

Aggressive Equity Portfolio								$64,377

Large-Cap Value Portfolio									$144,870

Receivables:

Due from Pacific Life Insurance Company	—	810	—	252	46	—	626	—	—

Fund shares redeemed	108	—	1,304	—	—	—	—	155	40

Total Assets	150,957	426,438	201,988	110,097	11,824	216	104,153	64,532	144,910

LIABILITIES

Payables:

Due to Pacific Life Insurance Company	108	—	1,304	—	—	—	—	155	40

Fund shares purchased	—	810	—	252	46	—	626	—	—

Total Liabilities	108	810	1,304	252	46	—	626	155	40

NET ASSETS	$150,849	$425,628	$200,684	$109,845	$11,778	$216	$103,527	$64,377	$144,870

Shares Owned in each Portfolio	13,465	38,424	19,891	16,846	1,217	25	6,460	7,459	14,184

Cost of Investments	$140,646	$408,407	$200,060	$134,071	$12,393	$241	$130,068	$72,202	$174,691

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2002 (Unaudited)
(In thousands)

	Blue Chip Variable Account	Aggressive Growth Variable Account	Emerging Markets Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	I-Net Tollkeeper Variable Account	Financial Services Variable Account

INVESTMENT INCOME

Dividends (1)	$12	$—	$188	$8	$40	$644	$—	$—

EXPENSES

Mortality and expense risk fees	626	85	266	164	311	549	40	50

Net Investment Income (Loss)	(614)	(85)	(78)	(156)	(271)	95	(40)	(50)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from security transactions	(1,943)	(2,364)	(2,866)	(491)	(2,638)	(8,780)	(3,791)	(201)

Net unrealized appreciation (depreciation) on investments	(16,502)	1,739	4,858	(4,621)	(1,760)	5,128	924	(130)

Net Realized and Unrealized Gain (Loss) on Investments	(18,445)	(625)	1,992	(5,112)	(4,398)	(3,652)	(2,867)	(331)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($19,059)	($710)	$1,914	($5,268)	($4,669)	($3,557)	($2,907)	($381)

(1) Pacific Select Fund declared dividends on the Financial Services Portfolio during 2002. The amount received by the Financial Services Variable Account was less than $500 for the period.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2002 (Unaudited)
(In thousands)

	Health Sciences Variable Account	Technology Variable Account	Telecom- munications Variable Account	Multi- Strategy Variable Account	Large-Cap Core Variable Account (1)	Strategic Value Variable Account	Growth LT Variable Account	Focused 30 Variable Account

INVESTMENT INCOME

Dividends (2)	$—	$—	$—	$2,370	$415	$12	$4,140	$9

EXPENSES

Mortality and expense risk fees	56	29	8	941	1,966	78	3,018	45

Net Investment Income (Loss)	(56)	(29)	(8)	1,429	(1,551)	(66)	1,122	(36)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from security transactions	(205)	(787)	(492)	(1,866)	(5,245)	(1,017)	(18,724)	(1,349)

Net unrealized depreciation on investments	(1,150)	(1,035)	(232)	(15,778)	(58,505)	(152)	(106,503)	(32)

Net Realized and Unrealized Loss on Investments	(1,355)	(1,822)	(724)	(17,644)	(63,750)	(1,169)	(125,227)	(1,381)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($1,411)	($1,851)	($732)	($16,215)	($65,301)	($1,235)	($124,105)	($1,417)

(1) Formerly named Equity Income Variable Account.

(2) Pacific Select Fund declared dividends on the Telecommunications Portfolio during 2002. The amount received by the Telecommunications Variable Account was less than $500 for the period.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2002 (Unaudited)
(In thousands)

	Mid-Cap Value Variable Account	International Value Variable Account	Capital Opportunities Variable Account	Mid-Cap Growth Variable Account	Global Growth Variable Account	Equity Index Variable Account	Small-Cap Index Variable Account	Real Estate Variable Account (1)

INVESTMENT INCOME

Dividends	$7,725	$—	$—	$—	$—	$29,279	$31	$1,448

EXPENSES

Mortality and expense risk fees	867	1,817	166	65	19	2,481	220	281

Net Investment Income (Loss)	6,858	(1,817)	(166)	(65)	(19)	26,798	(189)	1,167

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	(465)	(14,458)	(1,475)	(1,322)	(118)	7,057	(637)	(50)

Net unrealized appreciation (depreciation) on investments	(12,350)	22,282	(4,026)	(3,865)	(161)	(90,452)	(3,454)	3,455

Net Realized and Unrealized Gain (Loss) on Investments	(12,815)	7,824	(5,501)	(5,187)	(279)	(83,395)	(4,091)	3,405

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($5,957)	$6,007	($5,667)	($5,252)	($298)	($56,597)	($4,280)	$4,572

(1) Formerly named REIT Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2002 (Unaudited)
(In thousands)

	Inflation Managed Variable Account	Managed Bond Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Income Variable Account (1)	Research Variable Account (1)	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account

INVESTMENT INCOME

Dividends	$2,973	$13,086	$1,447	$5,618	$—	$—	$—	$—	$208

EXPENSES

Mortality and expense risk fees	785	2,832	1,229	771	35	1	790	384	1,052

Net Investment Income (Loss)	2,188	10,254	218	4,847	(35)	(1)	(790)	(384)	(844)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	47	1,000	29	(8,326)	(65)	(1)	(7,954)	(2,006)	(3,695)

Net unrealized appreciation (depreciation) on investments	5,520	1,581	(16)	(1,235)	(615)	(25)	(14,052)	(2,712)	(18,546)

Net Realized and Unrealized Gain (Loss) on Investments	5,567	2,581	13	(9,561)	(680)	(26)	(22,006)	(4,718)	(22,241)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,755	$12,835	$231	($4,714)	($715)	($27)	($22,796)	($5,102)	($23,085)

(1) Operations commenced during 2002 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED JUNE 30, 2002 (Unaudited)
(In thousands)

	Blue Chip Variable Account	Aggressive Growth Variable Account	Emerging Markets Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	I-Net Tollkeeper Variable Account	Financial Services Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	($614)	($85)	($78)	($156)	($271)	$95	($40)	($50)

Net realized loss from security transactions	(1,943)	(2,364)	(2,866)	(491)	(2,638)	(8,780)	(3,791)	(201)

Net unrealized appreciation (depreciation) on investments	(16,502)	1,739	4,858	(4,621)	(1.760)	5,128	924	(130)

Net Increase (Decrease) in Net Assets Resulting from Operations	(19,059)	(710)	1,914	(5,268)	(4,669)	(3,557)	(2,907)	(381)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	776	144	246	195	298	624	36	58

Transfers between variable accounts, net	4,743	(12,143)	(3,195)	1,600	6,537	(8,369)	(1,695)	(69)

Transfers—policy charges and deductions	(333)	(83)	(114)	(67)	(190)	(258)	(26)	(12)

Transfers—surrenders	(6,176)	(696)	(2,817)	(1,824)	(3,608)	(5,084)	(245)	(501)

Transfers—other	(4)	1	(1)	(1)	2	(3)	—	4

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(994)	(12,777)	(5,881)	(97)	3,039	(13,090)	(1,930)	(520)

NET DECREASE IN NET ASSETS	(20,053)	(13,487)	(3,967)	(5,365)	(1,630)	(16,647)	(4,837)	(901)

NET ASSETS

Beginning of Period	109,474	17,972	42,264	28,999	47,939	95,728	9,173	7,540

End of Period	$89,421	$4,485	$38,297	$23,634	$46,309	$79,081	$4,336	$6,639

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2002 (Unaudited)
(In thousands)

	Health Sciences Variable Account	Technology Variable Account	Telecom- munications Variable Account	Multi- Strategy Variable Account	Large-Cap Core Variable Account (1)	Strategic Value Variable Account	Growth LT Variable Account	Focused 30 Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	($56)	($29)	($8)	$1,429	($1,551)	($66)	$1,122	($36)

Net realized loss from security transactions	(205)	(787)	(492)	(1,866)	(5,245)	(1,017)	(18,724)	(1,349)

Net unrealized depreciation on investments	(1,150)	(1,035)	(232)	(15,778)	(58,505)	(152)	(106,503)	(32)

Net Decrease in Net Assets Resulting from Operations	(1,411)	(1,851)	(732)	(16,215)	(65,301)	(1,235)	(124,105)	(1,417)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	58	25	16	499	1,252	40	2,171	21

Transfers between variable accounts, net	(583)	(394)	(18)	(6,453)	(20,373)	325	(24,623)	(1,499)

Transfers—policy charges and deductions	(17)	(9)	(1)	(1,209)	(1,968)	(25)	(2,274)	(12)

Transfers—surrenders	(713)	(368)	(101)	(10,457)	(22,129)	(916)	(35,055)	(558)

Transfers—other	(1)	1	(1)	1	1	16	17	1

Net Decrease in Net Assets Derived from Policy Transactions	(1,256)	(745)	(105)	(17,619)	(43,217)	(560)	(59,764)	(2,047)

NET DECREASE IN NET ASSETS	(2,667)	(2,596)	(837)	(33,834)	(108,518)	(1,795)	(183,869)	(3,464)

NET ASSETS

Beginning of Period	10,273	6,152	1,696	166,538	366,993	12,234	570,631	8,934

End of Period	$7,606	$3,556	$859	$132,704	$258,475	$10,439	$386,762	$5,470

(1) Formerly named Equity Income Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2002 (Unaudited)
(In thousands)

	Mid-Cap Value Variable Account	International Value Variable Account	Capital Opportunities Variable Account	Mid-Cap Growth Variable Account	Global Growth Variable Account	Equity Index Variable Account	Small-Cap Index Variable Account	Real Estate Variable Account (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	$6,858	($1,817)	($166)	($65)	($19)	$26,798	($189)	$1,167

Net realized gain (loss) from security transactions	(465)	(14,458)	(1,475)	(1,322)	(118)	7,057	(637)	(50)

Net unrealized appreciation (depreciation) on investments	(12,350)	22,282	(4,026)	(3,865)	(161)	(90,452)	(3,454)	3,455

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,957)	6,007	(5,667)	(5,252)	(298)	(56,597)	(4,280)	4,572

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	1,032	1,666	343	115	23	1,861	252	308

Transfers between variable accounts, net	(1,843)	(17,955)	(1,813)	1,832	919	(18,212)	29,616	13,739

Transfers—policy charges and deductions	(513)	(1,442)	(112)	(51)	(25)	(1,989)	(105)	(156)

Transfers—surrenders	(10,639)	(20,695)	(1,429)	(675)	(223)	(26,438)	(2,197)	(3,110)

Transfers—other	1	1	(1)	—	—	4	1	(1)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(11,962)	(38,425)	(3,012)	1,221	694	(44,774)	27,567	10,780

NET INCREASE (DECREASE) IN NET ASSETS	(17,919)	(32,418)	(8,679)	(4,031)	396	(101,371)	23,287	15,352

NET ASSETS

Beginning of Period	136,622	311,488	30,812	12,064	2,759	438,710	26,635	40,470

End of Period	$118,703	$279,070	$22,133	$8,033	$3,155	$337,339	$49,922	$55,822

(1) Formerly named REIT Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2002 (Unaudited)
(In thousands)

	Inflation Managed Variable Account	Managed Bond Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Income Variable Account (1)	Research Variable Account (1)	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	$2,188	$10,254	$218	$4,847	($35)	($1)	($790)	($384)	($844)

Net realized gain (loss) from security transactions	47	1,000	29	(8,326)	(65)	(1)	(7,954)	(2,006)	(3,695)

Net unrealized appreciation (depreciation) on investments	5,520	1,581	(16)	(1,235)	(615)	(25)	(14,052)	(2,712)	(18,546)

Net Increase (Decrease) in Net Assets Resulting from Operations	7,755	12,835	231	(4,714)	(715)	(27)	(22,796)	(5,102)	(23,085)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	560	2,336	1,901	534	71	10	631	392	1,173

Transfers between variable accounts, net	39,223	(49,439)	14,021	(6,424)	12,948	235	(7,836)	14,373	(3,632)

Transfers—policy charges and deductions	(633)	(2,584)	(2,885)	(812)	(13)	—	(659)	(285)	(608)

Transfers—surrenders	(11,165)	(32,346)	(33,896)	(9,716)	(517)	(3)	(8,716)	(4,801)	(10,660)

Transfers—other	1	(4)	1	(12)	4	1	(8)	2	1

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	27,986	(82,037)	(20,858)	(16,430)	12,493	243	(16,588)	9,681	(13,726)

NET INCREASE (DECREASE) IN NET ASSETS	35,741	(69,202)	(20,627)	(21,144)	11,778	216	(39,384)	4,579	(36,811)

NET ASSETS

Beginning of Period	115,108	494,830	221,311	130,989	—	—	142,911	59,798	181,681

End of Period	$150,849	$425,628	$200,684	$109,845	$11,778	$216	$103,527	$64,377	$144,870

(1) Operations commenced during 2002 (see Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	Blue Chip Variable Account (1)	Aggressive Growth Variable Account (1)	Emerging Markets Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	I-Net Tollkeeper Variable Account	Financial Services Variable Account (1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	($829)	($159)	($556)	($254)	$6,882	($386)	($172)	($47)

Net realized loss from security transactions	(1,213)	(689)	(11,419)	(816)	(15,589)	(8,860)	(8,502)	(278)

Net unrealized appreciation (depreciation) on investments	(15,323)	(2,106)	5,116	173	5,801	(12,349)	1,680	(97)

Net Decrease in Net Assets Resulting from Operations	(17,365)	(2,954)	(6,859)	(897)	(2,906)	(21,595)	(6,994)	(422)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	1,841	307	857	792	1,035	2,560	485	269

Transfers between variable accounts, net	131,691	21,746	(1,893)	6,201	(11,700)	33,768	(3,843)	8,363

Transfers—policy charges and deductions	(497)	(69)	(783)	(323)	(578)	(1,032)	(111)	(59)

Transfers—surrenders	(6,194)	(1,062)	(4,271)	(2,260)	(4,333)	(7,947)	(586)	(614)

Transfers—other	(2)	4	24	(5)	(3)	(6)	26	3

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	126,839	20,926	(6,066)	4,405	(15,579)	27,343	(4,029)	7,962

NET INCREASE (DECREASE) IN NET ASSETS	109,474	17,972	(12,925)	3,508	(18,485)	5,748	(11,023)	7,540

NET ASSETS

Beginning of Year	—	—	55,189	25,491	66,424	89,980	20,196	—

End of Year	$109,474	$17,972	$42,264	$28,999	$47,939	$95,728	$9,173	$7,540

(1) Operations commenced on January 2, 2001 for the Blue Chip, Aggressive Growth, and Financial Services Variable Accounts.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	Health Sciences Variable Account (1)	Technology Variable Account (1)	Telecom- munications Variable Account (1)	Multi- Strategy Variable Account	Large-Cap Core Variable Account (2)	Strategic Value Variable Account	Growth LT Variable Account	Focused 30 Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	($105)	($50)	($20)	$2,588	$2,160	($115)	$115,651	($113)

Net realized loss from security transactions	(382)	(1,882)	(1,052)	(2,469)	(19,429)	(789)	(66,088)	(2,017)

Net unrealized appreciation (depreciation) on investments	967	(497)	(390)	(4,639)	(37,811)	(967)	(350,840)	138

Net Increase (Decrease) in Net Assets Resulting from Operations	480	(2,429)	(1,462)	(4,520)	(55,080)	(1,871)	(301,277)	(1,992)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	345	184	88	1,990	6,508	370	8,737	253

Transfers between variable accounts, net	10,427	9,118	3,377	(12,761)	(187,957)	4,839	(121,037)	721

Transfers—policy charges and deductions	(49)	(76)	(24)	(4,380)	(10,212)	(202)	(15,034)	(142)

Transfers—surrenders	(930)	(646)	(282)	(18,406)	(43,000)	(1,787)	(66,974)	(1,077)

Transfers—other	—	1	(1)	—	19	(3)	123	8

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	9,793	8,581	3,158	(33,557)	(234,642)	3,217	(194,185)	(237)

NET INCREASE (DECREASE) IN NET ASSETS	10,273	6,152	1,696	(38,077)	(289,722)	1,346	(495,462)	(2,229)

NET ASSETS

Beginning of Year	—	—	—	204,615	656,715	10,888	1,066,093	11,163

End of Year	$10,273	$6,152	$1,696	$166,538	$366,993	$12,234	$570,631	$8,934

(1) Operations commenced on January 2, 2001 for the Health Sciences, Technology, and Telecommunications Variable Accounts.

(2) Formerly named Equity Income Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	Mid-Cap Value Variable Account	International Value Variable Account	Capital Opportunities Variable Account (1)	Mid-Cap Growth Variable Account (1)	Global Growth Variable Account (1)	Equity Index Variable Account	Small-Cap Index Variable Account	Real Estate Variable Account (2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	$2,529	$5,436	($216)	($96)	($24)	$790	$1,532	$928

Net realized gain (loss) from security transactions	(2,824)	(21,165)	(909)	(1,089)	(241)	38,709	17	(202)

Net unrealized appreciation (depreciation) on investments	10,862	(96,385)	(4,817)	(642)	(148)	(128,175)	(877)	1,576

Net Increase (Decrease) in Net Assets Resulting from Operations	10,567	(112,114)	(5,942)	(1,827)	(413)	(88,676)	672	2,302

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	2,795	6,062	541	481	91	7,726	511	784

Transfers between variable accounts, net	53,062	(88,189)	37,742	14,615	3,198	(149,047)	100	2,101

Transfers—policy charges and deductions	(1,278)	(8,204)	(113)	(138)	(14)	(11,207)	(180)	(550)

Transfers—surrenders	(10,606)	(36,085)	(1,421)	(1,080)	(106)	(48,201)	(2,085)	(3,657)

Transfers—other	13	69	5	13	3	11	2	6

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	43,986	(126,347)	36,754	13,891	3,172	(200,718)	(1,652)	(1,316)

NET INCREASE (DECREASE) IN NET ASSETS	54,553	(238,461)	30,812	12,064	2,759	(289,394)	(980)	986

NET ASSETS

Beginning of Year	82,069	549,949	—	—	—	728,104	27,615	39,484

End of Year	$136,622	$311,488	$30,812	$12,064	$2,759	$438,710	$26,635	$40,470

(1) Operations commenced on January 2, 2001 for the Capital Opportunities, Mid-Cap Growth, and Global Growth Variable Accounts.

(2) Formerly named REIT Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2001
(In thousands)

	Inflation Managed Variable Account	Managed Bond Variable Account	Money Market Variable Account	High Yield Bond Variable Account	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	$3,329	$18,455	$5,745	$12,743	$8,885	($948)	$4,354

Net realized gain (loss) from security transactions	1,291	(781)	70	(17,134)	(10,872)	(9,034)	(2,443)

Net unrealized appreciation (depreciation) on investments	(139)	9,165	8	4,787	(55,062)	(8,740)	(15,776)

Net Increase (Decrease) in Net Assets Resulting from Operations	4,481	26,839	5,823	396	(57,049)	(18,722)	(13,865)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	2,971	8,294	10,838	2,383	2,360	1,191	2,952

Transfers between variable accounts, net	(34,524)	75,823	86,625	(7,349)	(55,494)	(26,947)	151,176

Transfers—policy charges and deductions	(3,476)	(9,170)	(11,094)	(3,898)	(4,359)	(1,378)	(1,279)

Transfers—surrenders	(17,227)	(46,268)	(87,945)	(15,839)	(18,231)	(7,555)	(13,164)

Transfers—other	12	14	8	3	47	34	7

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(52,244)	28,693	(1,568)	(24,700)	(75,677)	(34,655)	139,692

NET INCREASE (DECREASE) IN NET ASSETS	(47,763)	55,532	4,255	(24,304)	(132,726)	(53,377)	125,827

NET ASSETS

Beginning of Year	162,871	439,298	217,056	155,293	275,637	113,175	55,854

End of Year	$115,108	$494,830	$221,311	$130,989	$142,911	$59,798	$181,681

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS

Selected accumulation unit value (AUV), total units outstanding, total net assets, ratios of investment income and expenses to average daily net assets, and total returns for the period ended June 30, 2002 and the year ended December 31, 2001 were as follows:

For the Period or Year Ended	AUV at End of Period/ Year	Number of Units Outstanding	Total Net Assets (in $000’s)	Ratios of Investment Income to Average Net Assets (1)	Total Returns (2)

Blue Chip

06/30/2002 (Unaudited)	$6.64	13,468,396	$89,421	0.02%	(17.45%)

01/02/2001 – 12/31/2001	8.04	13,611,930	109,474	0.11%	(19.58%)

Aggressive Growth

06/30/2002 (Unaudited)	$7.04	637,475	$4,485	0.00%	(11.19%)

01/02/2001 – 12/31/2001	7.92	2,268,467	17,972	0.00%	(20.77%)

Emerging Markets

06/30/2002 (Unaudited)	$6.09	6,290,997	$38,297	0.87%	4.18%

2001	5.84	7,233,057	42,264	0.13%	(9.82%)

Diversified Research

06/30/2002 (Unaudited)	$8.58	2,753,448	$23,634	0.06%	(17.92%)

2001	10.46	2,773,119	28,999	0.23%	(3.96%)

Small-Cap Equity

06/30/2002 (Unaudited)	$31.24	1,482,416	$46,309	0.16%	(8.52%)

2001	34.15	1,403,861	47,939	14.91%	(3.77%)

International Large-Cap

06/30/2002 (Unaudited)	$5.99	13,205,718	$79,081	1.45%	(4.26%)

2001	6.25	15,304,319	95,728	0.84%	(19.31%)

I-Net Tollkeeper

06/30/2002 (Unaudited)	$2.78	1,559,217	$4,336	0.00%	(36.67%)

2001	4.39	2,089,045	9,173	0.00%	(34.72%)

Financial Services

06/30/2002 (Unaudited)	$8.74	759,663	$6,639	0.00%	(4.55%)

01/02/2001 – 12/31/2001	9.16	823,451	7,540	0.35%	(8.43%)

Health Sciences

06/30/2002 (Unaudited)	$7.79	976,503	$7,606	0.00%	(14.56%)

01/02/2001 – 12/31/2001	9.12	1,126,834	10,273	0.00%	(8.83%)

Technology

06/30/2002 (Unaudited)	$3.83	927,503	$3,556	0.00%	(34.27%)

01/02/2001 – 12/31/2001	5.83	1,054,641	6,152	0.00%	(41.67%)

Telecommunications

06/30/2002 (Unaudited)	$2.96	290,486	$859	0.01%	(43.80%)

01/02/2001 – 12/31/2001	5.26	322,367	1,696	0.09%	(47.38%)

Multi-Strategy

06/30/2002 (Unaudited)	$24.97	5,313,539	$132,704	3.12%	(10.24%)

2001	27.82	5,985,636	166,538	2.68%	(2.39%)

Large-Cap Core (3)

06/30/2002 (Unaudited)	$25.26	10,233,808	$258,475	0.26%	(19.09%)

2001	31.22	11,756,550	366,993	1.72%	(10.01%)

Strategic Value

06/30/2002 (Unaudited)	$7.94	1,313,979	$10,439	0.19%	(8.46%)

2001	8.68	1,409,565	12,234	0.37%	(10.99%)

Growth LT

06/30/2002 (Unaudited)	$24.39	15,860,556	$386,762	1.71%	(23.10%)

2001	31.71	17,994,286	570,631	16.84%	(30.44%)

Focused 30

06/30/2002 (Unaudited)	$5.75	951,728	$5,470	0.25%	(18.43%)

2001	7.05	1,267,953	8,934	0.07%	(14.44%)

Mid-Cap Value

06/30/2002 (Unaudited)	$13.69	8,669,630	$118,703	11.04%	(4.59%)

2001	14.35	9,519,914	136,622	3.42%	11.89%

International Value

06/30/2002 (Unaudited)	$14.16	19,703,322	$279,070	0.00%	1.97%

2001	13.89	22,426,166	311,488	2.65%	(22.85%)

See Notes to Financial Statements	See explanation of references on G-2

G-1

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

For the Period or Year Ended	AUV at End of Period/ Year	Number of Units Outstanding	Total Net Assets (in $000’s)	Ratios of Investment Income to Average Net Assets (1)	Total Returns (2)

Capital Opportunities

06/30/2002 (Unaudited)	$6.71	3,296,261	$22,133	0.00%	(19.52%)

01/02/2001 – 12/31/2001	8.34	3,693,166	30,812	0.17%	(16.57%)

Mid-Cap Growth

06/30/2002 (Unaudited)	$4.80	1,673,572	$8,033	0.00%	(40.15%)

01/02/2001 – 12/31/2001	8.02	1,504,437	12,064	0.00%	(19.81%)

Global Growth

06/30/2002 (Unaudited)	$7.62	414,094	$3,155	0.00%	(9.26%)

01/02/2001 – 12/31/2001	8.40	328,537	2,759	0.00%	(16.03%)

Equity Index

06/30/2002 (Unaudited)	$28.28	11,928,012	$337,339	14.64%	(13.85%)

2001	32.83	13,363,360	438,710	1.40%	(13.25%)

Small-Cap Index

06/30/2002 (Unaudited)	$10.65	4,686,482	$49,922	0.17%	(5.54%)

2001	11.28	2,361,793	26,635	8.50%	0.46%

Real Estate (4)

06/30/2002 (Unaudited)	$15.29	3,651,470	$55,822	6.35%	10.39%

2001	13.85	2,922,345	40,470	3.70%	7.19%

Inflation Managed

06/30/2002 (Unaudited)	$21.73	6,942,278	$150,849	4.66%	6.07%

2001	20.48	5,619,239	115,108	3.65%	2.96%

Managed Bond

06/30/2002 (Unaudited)	$22.58	18,853,213	$425,628	5.72%	2.82%

2001	21.96	22,535,629	494,830	5.12%	5.99%

Money Market

06/30/2002 (Unaudited)	$14.82	13,537,123	$200,684	1.46%	0.11%

2001	14.81	14,945,680	221,311	3.71%	2.57%

High Yield Bond

06/30/2002 (Unaudited)	$20.98	5,234,729	$109,845	9.03%	(4.08%)

2001	21.88	5,987,487	130,989	9.73%	0.08%

Equity Income (5)

01/02/2002 – 06/30/2002 (Unaudited)	$9.62	1,224,450	$11,778	0.00%	(3.81%)

Research (5)

01/02/2002 – 06/30/2002 (Unaudited)	$8.52	25,375	$216	0.00%	(14.75%)

Equity

06/30/2002 (Unaudited)	$15.05	6,879,701	$103,527	0.00%	(17.10%)

2001	18.15	7,872,674	142,911	5.99%	(22.74%)

Aggressive Equity

06/30/2002 (Unaudited)	$9.18	7,013,116	$64,377	0.00%	(6.48%)

2001	9.82	6,092,175	59,798	0.00%	(18.28%)

Large-Cap Value

06/30/2002 (Unaudited)	$10.33	14,023,662	$144,870	0.24%	(13.39%)

2001	11.93	15,232,214	181,681	4.35%	(4.85%)

(1)	The ratios of investment income to average daily net assets are annualized.

(2)
Total returns reflect a deduction for mortality and expense risk charges assessed through the daily accumulation unit value calculation and these charges are assessed at an annual rate of 1.25% of the average daily net assets of each Variable Account as discussed in Note 3 to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a contract, which, if incurred, would have resulted in lower returns. Total returns are not annualized for periods of less than one full year.

(3)	Large-Cap Core Variable Account was formerly named Equity Income Variable Account.

(4)	Real Estate Variable Account was formerly named REIT Variable Account.

(5)	Operations commenced during 2002 (See Note 1 to Financial Statements).

See Notes to Financial Statements

G-2

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
1. SIGNIFICANT ACCOUNTING POLICIES

The Pacific Select Variable Annuity Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of June 30, 2002 is comprised of thirty-three subaccounts called Variable Accounts: the Blue Chip, Aggressive Growth, Emerging Markets, Diversified Research, Small-Cap Equity, International Large-Cap, I-Net Tollkeeper, Financial Services, Health Sciences, Technology, Telecommunications, Multi-Strategy, Large-Cap Core (formerly Equity Income), Strategic Value, Growth LT, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Mid-Cap Growth, Global Growth, Equity Index, Small-Cap Index, Real Estate (formerly REIT), Inflation Managed, Managed Bond, Money Market, High Yield Bond, Equity Income, Research, Equity, Aggressive Equity, and Large-Cap Value Variable Accounts. The assets in each Variable Account are invested in shares of the corresponding portfolios of Pacific Select Fund (the “Fund”), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are included in Sections B through E of this report and should be read in conjunction with the Separate Account’s financial statements.

The Separate Account organized and registered with the Securities and Exchange Commission two new Variable Accounts which commenced operations on January 2, 2002: the Equity Income and Research Variable Accounts.

The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on November 30, 1989 and commenced operations on July 24, 1990. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.

The Separate Account held by Pacific Life represents funds from individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The assets of the Separate Account are carried at market value.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

B. Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

During the six-month period ended June 30, 2002, the Fund declared dividends for each portfolio, except for the Aggressive Growth, I-Net Tollkeeper, Health Sciences, Technology, International Value, Capital Opportunities, Mid-Cap Growth, Global Growth, Equity Income, Research, Equity, and Aggressive Equity Portfolios. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolios.

3. CHARGES AND EXPENSES

    Pacific Life charges the Separate Account daily for mortality and expense risks assumed with respect to the Contracts funded by the Separate Account at an annual rate of 1.25% of the average daily net assets of each Variable Account. Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account for administrative expenses, contract maintenance, any state premium taxes, and any surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable annuity contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

5. SEPARATE ACCOUNT’S COST OF INVESTMENTS IN THE FUND SHARES

The investments in the Fund shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk charges (M&E). A reconciliation of total cost and market value of the Separate Account’s investments in the Fund as of June 30, 2002 were as follows (amounts in thousands):
	Variable Accounts

	Blue Chip	Aggressive Growth	Emerging Markets	Diversified Research	Small-Cap Equity	International Large-Cap

Total cost of investments at beginning of period	$124,797	$20,078	$50,451	$28,529	$51,278	$121,745

Add: Total net proceeds from policy and M&E transactions	5,964	2,809	4,521	6,036	9,324	4,678

Reinvested distributions from the Fund:

(a) Net investment income	12	—	188	8	40	644

(b) Net realized gain	—	—	—	—	—	—

Sub-Total	130,773	22,887	55,160	34,573	60,642	127,067

Less: Cost of investments disposed during the period	9,526	18,034	13,533	6,788	9,235	27,097

Total cost of investments at end of period	121,247	4,853	41,627	27,785	51,407	99,970

Add: Unrealized depreciation	(31,826)	(368)	(3,330)	(4,151)	(5,098)	(20,889)

Total market value of investments at end of period	$89,421	$4,485	$38,297	$23,634	$46,309	$79,081

	I-Net Tollkeeper	Financial Services	Health Sciences	Tech- nology	Telecom- munications	Multi- Strategy

Total cost of investments at beginning of period	$15,762	$7,637	$9,306	$6,649	$2,086	$156,962

Add: Total net proceeds from policy and M&E transactions	580	2,665	2,126	1,487	361	2,598

Reinvested distributions from the Fund:

(a) Net investment income	—	—	—	—	—	879

(b) Net realized gain	—	—	—	—	—	1,491

Sub-Total	16,342	10,302	11,432	8,136	2,447	161,930

Less: Cost of investments disposed during the period	6,341	3,436	3,643	3,047	966	23,024

Total cost of investments at end of period	10,001	6,866	7,789	5,089	1,481	138,906

Add: Unrealized depreciation	(5,665)	(227)	(183)	(1,533)	(622)	(6,202)

Total market value of investments at end of period	$4,336	$6,639	$7,606	$3,556	$859	$132,704

	Large-Cap Core (1)	Strategic Value	Growth LT	Focused 30	Mid-Cap Value	International Value

Total cost of investments at beginning of period	$323,780	$13,360	$496,786	$10,966	$114,767	$369,566

Add: Total net proceeds from policy and M&E transactions	2,427	5,785	10,671	651	26,831	15,413

Reinvested distributions from the Fund:

(a) Net investment income	415	12	4,140	9	106	—

(b) Net realized gain	—	—	—	—	7,619	—

Sub-Total	326,622	19,157	511,597	11,626	149,323	384,979

Less: Cost of investments disposed during the period	52,855	7,440	92,176	4,092	40,125	70,112

Total cost of investments at end of period	273,767	11,717	419,421	7,534	109,198	314,867

Add: Unrealized appreciation (depreciation)	(15,292)	(1,278)	(32,659)	(2,064)	9,505	(35,797)

Total market value of investments at end of period	$258,475	$10,439	$386,762	$5,470	$118,703	$279,070

	Capital Opportuni- ties	Mid-Cap Growth	Global Growth	Equity Index	Small-Cap Index	Real Estate (2)

Total cost of investments at beginning of period	$35,629	$12,706	$2,907	$289,523	$25,443	$34,259

Add: Total net proceeds from policy and M&E transactions	1,651	4,230	1,280	14,088	39,136	17,611

Reinvested distributions from the Fund:

(a) Net investment income	—	—	—	1,085	31	112

(b) Net realized gain	—	—	—	28,194	—	1,336

Sub-Total	37,280	16,936	4,187	332,890	64,610	53,318

Less: Cost of investments disposed during the period	6,304	4,396	722	54,286	12,426	7,162

Total cost of investments at end of period	30,976	12,540	3,465	278,604	52,184	46,156

Add: Unrealized appreciation (depreciation)	(8,843)	(4,507)	(310)	58,735	(2,262)	9,666

Total market value of investments at end of period	$22,133	$8,033	$3,155	$337,339	$49,922	$55,822

(1) Large-Cap Core Variable Account was formerly named Equity Income Variable Account.
(2) Real Estate Variable Account was formerly named REIT Variable Account.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	Variable Accounts

	Inflation Managed	Managed Bond	Money Market	High Yield Bond	Equity Income (1)	Research (1)	Equity

Total cost of investments at beginning of period	$110,426	$479,190	$220,672	$153,980	$—	$—	$155,400

Add: Total net proceeds from policy and M&E transactions	46,086	5,698	71,979	8,856	14,416	257	10,430

Reinvested distributions from the Fund:

(a) Net investment income	748	9,661	1,447	5,618	—	—	—

(b) Net realized gain	2,225	3,425	—	—	—	—	—

Sub-Total	159,485	497,974	294,098	168,454	14,416	257	165,830

Less: Cost of investments disposed during the period	18,839	89,567	94,038	34,383	2,023	16	35,762

Total cost of investments at end of period	140,646	408,407	200,060	134,071	12,393	241	130,068

Add: Unrealized appreciation (depreciation)	10,203	17,221	624	(24,226)	(615)	(25)	(26,541)

Total market value of investments at end of period	$150,849	$425,628	$200,684	$109,845	$11,778	$216	$103,527

	Aggressive Equity	Large-Cap Value

Total cost of investments at beginning of period	$64,911	$192,956

Add: Total net proceeds from policy and M&E transactions	21,453	9,387

Reinvested distributions from the Fund:

(a) Net investment income	—	208

(b) Net realized gain	—	—

Sub-Total	86,364	202,551

Less: Cost of investments disposed during the period	14,162	27,860

Total cost of investments at end of period	72,202	174,691

Add: Unrealized depreciation	(7,825)	(29,821)

Total market value of investments at end of period	$64,377	$144,870

(1) Operations commenced during 2002 (see Note 1 to Financial Statements).

Semi-Annual Reports
as of June 30, 2002

•  Pacific Select Fund

•  Pacific Select Variable Annuity
   Separate Account of
   Pacific Life Insurance Company

Accountants
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626

Counsel
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006-2401
Pacific Life Insurance Company
P.O. Box 7187
Pasadena, California 91109-7187

ADDRESS SERVICE REQUESTED

Form No. 142-2A